Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Property, plant and equipment at beginning of period	$ 1,352	$ 171	$ 171
Additions	584	924
Acquisitions through business combinations	68	476
Disposals	0	0
Property, plant and equipment at end of period	627		1,352	$ 171
Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	934	69	69
Property, plant and equipment at end of period			934	69
Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	418	102	102
Property, plant and equipment at end of period			418	102
Cost
Property and equipment
Property, plant and equipment at beginning of period	1,847	262	262	115
Additions			1,099	147
Acquisitions through business combinations			546
Disposals			60
Property, plant and equipment at end of period			1,847	262
Cost | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	1,277	111	111	64
Additions			937	47
Acquisitions through business combinations			287
Disposals			58
Property, plant and equipment at end of period			1,277	111
Cost | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	570	151	151	51
Additions			162	100
Acquisitions through business combinations			259
Disposals			2
Property, plant and equipment at end of period			570	151
Depreciation/ Amortization
Property and equipment
Property, plant and equipment at beginning of period	(495)	(91)	(91)	(53)
Depreciation			432	38
Disposals			(28)
Property, plant and equipment at end of period			(495)	(91)
Depreciation/ Amortization | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	(343)	(42)	(42)	(24)
Depreciation			327	18
Disposals			(26)
Property, plant and equipment at end of period			(343)	(42)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	$ (152)	$ (49)	(49)	(29)
Depreciation			105	20
Disposals			(2)
Property, plant and equipment at end of period			$ (152)	$ (49)